================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-1810

                            Oppenheimer Global Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                     Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)


                                                                  Shares        Value
                                                                ----------   ------------
COMMON STOCKS-99.3%
CONSUMER DISCRETIONARY-17.5%
AUTOMOBILES-1.8%
Bayerische Motoren Werke (BMW) AG                                  248,259   $ 24,772,618
Bayerische Motoren Werke (BMW) AG, Preference                    2,488,254    158,172,531
                                                                             ------------
                                                                              182,945,149

DIVERSIFIED CONSUMER SERVICES-0.0%
Zee Learn Ltd.(1)                                                1,750,446        788,951
HOTELS, RESTAURANTS & LEISURE-3.6%
Carnival Corp.                                                   3,821,192    143,791,455
Lottomatica SpA(1)                                               1,491,079     28,931,577
McDonald's Corp.                                                 1,988,630    167,681,282
Shuffle Master, Inc.(1)                                          2,278,700     21,317,239
                                                                             ------------
                                                                              361,721,553

HOUSEHOLD DURABLES-1.2%
Sony Corp.                                                       4,501,028    119,140,352
MEDIA-4.0%
Grupo Televisa SA, Sponsored GDR                                 4,756,834    117,018,116
McGraw-Hill Cos., Inc. (The)                                     1,965,879     82,389,989
Walt Disney Co. (The)                                            3,998,780    156,112,371
Wire & Wireless India Ltd.(1)                                    9,072,951      1,752,868
Zee Entertainment Enterprises Ltd.                              14,003,568     42,258,964
                                                                             ------------
                                                                              399,532,308

MULTILINE RETAIL-0.9%
Pinault-Printemps-Redoute SA                                       397,420     70,772,319
Shinsegae Co. Ltd.                                                  57,672     18,339,010
                                                                             ------------
                                                                               89,111,329

SPECIALTY RETAIL-3.2%
Industria de Diseno Textil SA                                    1,678,680    152,974,638
Tiffany & Co.                                                    2,212,758    173,745,758
                                                                             ------------
                                                                              326,720,396

TEXTILES, APPAREL & LUXURY GOODS-2.8%
LVMH Moet Hennessy Louis Vuitton SA                                984,320    177,142,771
Tod's SpA                                                          822,684    110,056,265
                                                                             ------------
                                                                              287,199,036

CONSUMER STAPLES-7.2%
BEVERAGES-2.9%
Companhia de Bebidas das Americas, Sponsored ADR, Preference     3,242,550    109,371,212
Fomento Economico Mexicano SA de CV, UBD                        20,116,922    133,757,730
Grupo Modelo SA de CV, Series C                                  8,490,465     51,340,900
                                                                             ------------
                                                                              294,469,842

FOOD & STAPLES RETAILING-0.5%
E-Mart Co. Ltd.(1)                                                 211,622     48,463,053

FOOD PRODUCTS-2.4%
Nestle SA                                                        1,833,961    113,974,977
Unilever plc                                                     3,942,540    126,931,729
                                                                             ------------
                                                                              240,906,706

                          1 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                               Shares         Value
                                            ------------   ------------
HOUSEHOLD PRODUCTS-1.4%
Colgate-Palmolive Co.                          1,667,870   $145,788,517

ENERGY-3.8%
ENERGY EQUIPMENT & SERVICES-2.5%
Technip SA                                     1,427,630    153,056,478
Transocean Ltd.                                1,543,338     99,637,901
                                                            -----------
                                                            252,694,379

OIL, GAS & CONSUMABLE FUELS-1.3%
Total SA                                       1,865,592    107,891,483
YPF Sociedad Anonima SA, Sponsored ADR           579,110     26,088,906
                                                            -----------
                                                            133,980,389

FINANCIALS-17.1%
CAPITAL MARKETS-4.9%
3i Group plc                                   9,285,554     41,892,070
Credit Suisse Group AG                         5,159,939    200,689,867
Goldman Sachs Group, Inc. (The)                  821,991    109,398,782
UBS AG(1)                                      7,583,470    138,274,868
                                                            -----------
                                                            490,255,587

COMMERCIAL BANKS-3.7%
Banco Bilbao Vizcaya Argentaria SA            10,261,453    120,385,096
HSBC Holdings plc                             10,536,062    104,783,241
Societe Generale SA, Cl. A                     1,155,381     68,560,849
Sumitomo Mitsui Financial Group, Inc.          2,544,600     78,312,481
                                                            -----------
                                                            372,041,667

DIVERSIFIED FINANCIAL SERVICES-2.5%
Bank of America Corp.                          4,530,530     49,654,609
BM&F BOVESPA SA                               14,246,700     94,208,147
Investor AB, B Shares                          4,798,837    110,009,385
                                                            -----------
                                                            253,872,141

INSURANCE-5.8%
Aflac, Inc.                                    1,668,000     77,862,240
Allianz SE                                     1,102,707    154,041,250
Dai-ichi Life Insurance Co.                       73,498    102,909,685
Fidelity National Financial, Inc., Cl. A       3,396,100     53,454,614
Prudential plc                                 9,013,709    104,159,572
XL Group plc                                   4,192,459     92,150,249
                                                            -----------
                                                            584,577,610

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.2%
DLF Ltd.                                       4,039,643     19,115,145

HEALTH CARE-9.6%
BIOTECHNOLOGY-2.1%
Amgen, Inc.(1)                                   732,180     42,722,703
Amylin Pharmaceuticals, Inc.(1)                3,810,092     50,902,829
Basilea Pharmaceutica AG(1)                       67,033      4,895,422
Dendreon Corp.(1)                                724,170     28,561,265
Gilead Sciences, Inc.(1)                         839,120     34,747,959
Theravance, Inc.(1)                            2,045,545     45,431,554
                                                            -----------
                                                            207,261,732

                          2 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                            Shares        Value
                                                          ----------   ------------
HEALTH CARE EQUIPMENT & SUPPLIES-1.3%
Swiss Medical SA(1),(2),(3)                                  960,000   $ 13,159,060
Zimmer Holdings, Inc.(1)                                   1,876,954    118,623,493
                                                                       ------------
                                                                        131,782,553
HEALTH CARE PROVIDERS & SERVICES-3.2%
Aetna, Inc.                                                3,593,899    158,455,007
WellPoint, Inc.                                            2,115,965    166,674,563
                                                                       ------------
                                                                        325,129,570

PHARMACEUTICALS-3.0%
Allergan, Inc.                                               358,820     29,871,765
Bayer AG                                                   1,231,023     98,970,265
Mitsubishi Tanabe Pharma Corp.                             2,826,000     47,415,265
Pfizer, Inc.                                               1,357,700     27,968,620
Roche Holding AG                                             358,748     60,036,686
Teva Pharmaceutical Industries Ltd., Sponsored ADR           846,290     40,808,104
                                                                       ------------
                                                                        305,070,705

INDUSTRIALS-13.2%
AEROSPACE & DEFENSE-2.6%
Embraer SA, ADR                                            3,072,705     94,577,860
European Aeronautic Defense & Space Co.                    4,937,198    165,246,280
                                                                       ------------
                                                                        259,824,140

AIR FREIGHT & LOGISTICS-0.5%
PostNL NV                                                  2,581,503     21,907,473
TNT Express NV, ADR(1)                                     2,581,503     26,774,137
                                                                       ------------
                                                                         48,681,610

BUILDING PRODUCTS-1.4%
Assa Abloy AB, Cl. B                                       5,149,324    138,396,427
COMMERCIAL SERVICES & SUPPLIES-0.6%
Mulitplus SA                                                 883,500     15,369,894
Secom Co. Ltd.                                             1,029,800     49,455,538
                                                                       ------------
                                                                         64,825,432

ELECTRICAL EQUIPMENT-1.9%
Emerson Electric Co.                                       1,568,550     88,230,938
Nidec Corp.                                                  615,908     57,492,411
Prysmian SpA                                               2,377,571     47,821,732
                                                                       ------------
                                                                        193,545,081

INDUSTRIAL CONGLOMERATES-5.3%
3M Co.                                                     1,351,510    128,190,724
Koninklijke Philips Electronics NV                         4,116,451    105,719,927
Siemens AG                                                 2,219,890    304,857,425
                                                                       ------------
                                                                        538,768,076

MACHINERY-0.7%
Fanuc Ltd.                                                   398,600     66,467,206

ROAD & RAIL-0.2%
All America Latina Logistica                               2,548,600     21,507,104

INFORMATION TECHNOLOGY-27.9%
COMMUNICATIONS EQUIPMENT-5.8%
Juniper Networks, Inc.(1)                                  3,979,792    125,363,448

                          3 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                          Shares             Value
                                                                        ----------       --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, B Shares                               31,853,153       $  459,275,209
                                                                                         --------------
                                                                                            584,638,657

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.5%
Corning, Inc.                                                            4,791,298           86,962,059
Hoya Corp.                                                               3,670,216           81,350,443
Keyence Corp.                                                              337,776           95,796,771
Kyocera Corp.                                                              589,100           59,928,236
Murata Manufacturing Co. Ltd.                                            1,881,204          125,666,687
                                                                                         --------------
                                                                                            449,704,196

INTERNET SOFTWARE & SERVICES-3.6%
eBay, Inc.(1)                                                            8,754,318          282,501,842
Google, Inc., Cl. A(1)                                                     160,760           81,405,649
                                                                                         --------------
                                                                                            363,907,491

IT SERVICES-2.3%
Automatic Data Processing, Inc.                                          1,980,100          104,311,668
Infosys Ltd.                                                             1,917,916          124,869,943
                                                                                         --------------
                                                                                            229,181,611

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-5.1%
Altera Corp.                                                             4,862,468          225,375,392
Maxim Integrated Products, Inc.                                          5,014,765          128,177,393
MediaTek, Inc.                                                           5,307,943           57,866,827
Taiwan Semiconductor Manufacturing Co. Ltd.                             39,757,726          100,629,820
                                                                                         --------------
                                                                                            512,049,432

SOFTWARE-6.6%
Adobe Systems, Inc.(1)                                                   3,762,254          118,322,888
Intuit, Inc.(1)                                                          3,425,540          177,648,504
Microsoft Corp.                                                          5,143,342          133,726,892
Nintendo Co. Ltd.                                                          214,700           40,432,477
SAP AG                                                                   3,227,837          195,426,484
                                                                                         --------------
                                                                                            665,557,245

MATERIALS-0.8%
CHEMICALS-0.8%
Linde AG                                                                   426,584           74,790,460

TELECOMMUNICATION SERVICES-1.4%
WIRELESS TELECOMMUNICATION SERVICES-1.4%
America Movil SAB de CV, ADR, Series L                                     423,170           22,800,400
KDDI Corp.                                                                  16,525          118,899,052
                                                                                         --------------
                                                                                            141,699,452

UTILITIES-0.8%
ELECTRIC UTILITIES-0.8%
Fortum OYJ                                                               2,752,780           79,719,564
                                                                                         --------------
Total Common Stocks (Cost $7,510,873,123)                                                10,005,831,854

INVESTMENT COMPANY-0.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%(3),(4)
 (Cost $10,467,605)                                                     10,467,605           10,467,605

                          4 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

                                                                       Value
                                                                   ---------------
Total Investments, at Value (Cost $7,521,340,728)    99.4%         $10,016,299,459
Other Assets Net of Liabilities                       0.6               58,506,268
                                                    ------------------------------
Net Assets                                          100.0%         $10,074,805,727
                                                    ==============================

Footnotes to Statement of Investments

1.   Non-income producing security.

2. Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $13,159,060, which represents 0.13% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                     ACQUISITION                                  UNREALIZED
SECURITY               DATE             COST          VALUE      DEPRECIATION
----------------   ---------------   -----------   -----------   -------------
Swiss Medical SA   5/16/94-7/10/02   $30,390,000   $13,159,060   $  17,230,940

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS         GROSS         SHARES
                                                     SEPTEMBER 30, 2010    ADDITIONS    REDUCTIONS    JUNE 30, 2011
                                                     ------------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E                    -   584,146,659   573,679,054      10,467,605
Swiss Medical SA                                                960,000             -             -         960,000

                                                              VALUE      INCOME
                                                           -----------   -------
Oppenheimer Institutional Money Market Fund, Cl. E         $10,467,605   $21,072
Swiss Medical SA                                            13,159,060         -
                                                           ---------------------
                                                           $23,626,665   $21,072
                                                           =====================

4.   Rate shown is the 7-day yield as of June 30, 2011.

                          5 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                              LEVEL 2-         LEVEL 3-
                                           LEVEL 1-      OTHER SIGNIFICANT    SIGNIFICANT
                                          UNADJUSTED         OBSERVABLE      UNOBSERVABLE
                                        QUOTED PRICES          INPUTS           INPUTS             VALUE
                                        --------------   -----------------   ------------     ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary                $1,645,476,903        $121,682,171    $         -     $ 1,767,159,074
  Consumer Staples                         729,628,118                   -              -         729,628,118
  Energy                                   386,674,768                   -              -         386,674,768
  Financials                             1,414,741,598         305,120,552              -       1,719,862,150
  Health Care                              908,670,235          47,415,265     13,159,060         969,244,560
  Industrials                            1,158,599,921         173,415,155              -       1,332,015,076
  Information Technology                 2,243,367,371         561,671,261              -       2,805,038,632
  Materials                                 74,790,460                   -              -          74,790,460
  Telecommunication Services                22,800,400         118,899,052              -         141,699,452
  Utilities                                 79,719,564                   -              -          79,719,564
Investment Company                          10,467,605                   -              -          10,467,605
                                        ---------------------------------------------------------------------
Total Investments, at Value              8,674,936,943       1,328,203,456     13,159,060      10,016,299,459
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                  -               8,037              -               8,037
                                        ---------------------------------------------------------------------
Total Assets                            $8,674,936,943     $ 1,328,211,493   $ 13,159,060     $10,016,307,496
                                        =====================================================================

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

                          6 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.


                                TRANSFERS INTO        TRANSFERS OUT          TRANSFERS          TRANSFERS OUT
                                   LEVEL 1*            OF LEVEL 1**        INTO LEVEL2**         OF LEVEL 2*
--------------------------      ---------------      ----------------      --------------      ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
  Consumer Discretionary        $            --      $  (139,160,916)      $  139,160,916      $           --
  Energy                            123,363,689                   --                   --        (123,363,689)
  Financials                         66,890,995         (266,540,936)         266,540,936         (66,890,995)
  Health Care                                --          (45,664,590)          45,664,590                  --
  Industrials                                --         (119,693,955)         119,693,955                  --
  Information Technology                     --         (487,786,705)         487,786,705                  --
  Telecommunication Services                 --          (87,011,368)          87,011,368                  --
  Utilities                                  --                   --                   --                  --
                                ------------------------------------------------------------------------------
Total Assets                    $   190,254,684      $(1,145,858,470)      $1,145,858,470      $ (190,254,684)
                                ==============================================================================

*Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

**Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


GEOGRAPHIC HOLDINGS                     VALUE         PERCENT
---------------------------------  ---------------    -------
United States                      $ 3,675,479,517    36.7%
Japan                                1,043,266,604    10.4
Germany                              1,011,031,033    10.1
France                                 742,670,180     7.4
Sweden                                 707,681,021     7.1
Switzerland                            517,871,820     5.2
United Kingdom                         377,766,612     3.8
Brazil                                 335,034,217     3.3
Mexico                                 324,917,146     3.2
Spain                                  273,359,734     2.7
India                                  188,785,871     1.9
Italy                                  186,809,574     1.9
Taiwan                                 158,496,647     1.6
The Netherlands                        154,401,537     1.5
Ireland                                 92,150,249     0.9
Finland                                 79,719,564     0.8
Korea, Republic of South                66,802,063     0.7
Israel                                  40,808,104     0.4
Argentina                               39,247,966     0.4
                                   -----------------------
Total                              $10,016,299,459   100.0%
                                   =======================

                          7 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JUNE 30, 2011 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT                                        CONTRACT AMOUNT          EXPIRATION                   UNREALIZED
DESCRIPTION                                       BUY/SELL       (000'S)                 DATE          VALUE      APPRECIATION
----------------------------------------------    --------   ----------------         -----------   -----------   -------------
CITIGROUP
British Pound Sterling (GBP)                      Sell                  6,410   GBP        7/5/11   $10,287,004   $       1,692

JP MORGAN CHASE
British Pound Sterling (GBP)                      Sell                 10,775   GBP        7/5/11    17,292,210           6,345
                                                                                                                    -----------
Total unrealized appreciation and depreciation                                                                      $     8,037
                                                                                                                    ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in

                          8 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S.dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In

                          9 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

     addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $8,037, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the

                          10 | Oppenheimer Global Fund

Oppenheimer Global Fund

STATEMENT OF INVESTMENTS   June 30, 2011 (Unaudited)

contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended June 30, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $5,345,732 and $10,453,521, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

RESTRICTED SECURITIES

As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $ 7,571,253,937
                                    ===============

Gross unrealized appreciation       $ 2,847,770,864
Gross unrealized depreciation          (401,358,434)
                                    ---------------
Net unrealized appreciation         $ 2,446,412,430
                                    ===============

                          11 | Oppenheimer Global Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Fund

By:  /s/ William F. Glavin, Jr.
     ------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ William F. Glavin, Jr.
     ------------------------------
     William F. Glavin, Jr.
     Principal Executive Officer

Date: 08/10/2011

By:  /s/ Brian W. Wixted
     ------------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 08/10/2011